UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments:

Putnam VT Research Fund

The fund's portfolio
3/31/13 (Unaudited)

COMMON STOCKS (97.6%)(a)
	Shares	Value

Aerospace and defense (6.1%)

Boeing Co. (The)	2,296	$197,112

Embraer SA ADR (Brazil)	3,782	134,904

General Dynamics Corp.	8,492	598,771

Honeywell International, Inc.	8,083	609,054

L-3 Communications Holdings, Inc.	8,876	718,246

Northrop Grumman Corp.(S)	4,691	329,074

Precision Castparts Corp.	520	98,602

Raytheon Co.	2,300	135,217

Rockwell Collins, Inc.(S)	1,869	117,971

United Technologies Corp.	5,121	478,455

		3,417,406
Air freight and logistics (0.6%)

FedEx Corp.	875	85,925

United Parcel Service, Inc. Class B	2,558	219,732

		305,657
Auto components (0.9%)

American Axle & Manufacturing Holdings, Inc.(NON)(S)	3,286	44,854

BorgWarner, Inc.(NON)	273	21,114

Johnson Controls, Inc.	11,862	416,000

		481,968
Automobiles (0.6%)

Ford Motor Co.	17,451	229,481

General Motors Co.(NON)	1,000	27,820

Tesla Motors, Inc.(NON)(S)	1,447	54,827

		312,128
Beverages (1.7%)

Beam, Inc.	4,698	298,511

Coca-Cola Enterprises, Inc.	11,458	423,029

Dr. Pepper Snapple Group, Inc.	4,900	230,055

		951,595
Biotechnology (1.7%)

Amgen, Inc.	2,186	224,087

Celgene Corp.(NON)	4,258	493,545

Gilead Sciences, Inc.(NON)	4,500	220,185

		937,817
Building products (0.5%)

Fortune Brands Home & Security, Inc.(NON)	5,874	219,864

Owens Corning, Inc.(NON)	1,900	74,917

		294,781
Capital markets (2.8%)

Ameriprise Financial, Inc.	2,269	167,112

Blackstone Group LP (The)	7,002	138,500

Charles Schwab Corp. (The)	17,766	314,281

Goldman Sachs Group, Inc. (The)	1,889	277,966

Invesco, Ltd.	3,978	115,203

KKR & Co. LP	10,549	203,807

Morgan Stanley	8,800	193,424

State Street Corp.	2,812	166,161

		1,576,454
Chemicals (2.3%)

Agrium, Inc. (Canada)	1,000	97,500

Albemarle Corp.(S)	900	56,268

Celanese Corp. Ser. A	664	29,249

Dow Chemical Co. (The)(S)	7,524	239,564

Eastman Chemical Co.	2,074	144,910

Huntsman Corp.	4,700	87,373

Intrepid Potash, Inc.	1,900	35,644

LyondellBasell Industries NV Class A	3,166	200,376

Monsanto Co.	3,311	349,741

Tronox, Ltd. Class A	3,124	61,886

		1,302,511
Commercial banks (2.1%)

Comerica, Inc.(S)	483	17,364

Fifth Third Bancorp(S)	4,866	79,364

PNC Financial Services Group, Inc.	706	46,949

Regions Financial Corp.	8,889	72,801

U.S. Bancorp(S)	10,900	369,837

Wells Fargo & Co.	16,145	597,204

		1,183,519
Commercial services and supplies (0.7%)

ADT Corp. (The)(S)	1,811	88,630

Republic Services, Inc.(S)	2,172	71,676

Tyco International, Ltd.	7,524	240,768

		401,074
Communications equipment (1.7%)

Arris Group, Inc.(NON)	5,300	91,001

Cisco Systems, Inc.	16,331	341,481

Polycom, Inc.(NON)	1,200	13,296

Qualcomm, Inc.	7,185	481,036

		926,814
Computers and peripherals (5.5%)

Apple, Inc.	3,911	1,731,126

EMC Corp.(NON)	25,500	609,195

Hewlett-Packard Co.	9,110	217,182

NetApp, Inc.(NON)	4,191	143,165

SanDisk Corp.(NON)	6,453	354,915

		3,055,583
Construction and engineering (0.1%)

KBR, Inc.	1,600	51,328

		51,328
Consumer finance (0.5%)

American Express Co.	1,313	88,575

Capital One Financial Corp.	1,137	62,478

Discover Financial Services	3,100	139,004

		290,057
Containers and packaging (0.3%)

MeadWestvaco Corp.	4,000	145,200

Sealed Air Corp.	1,719	41,445

		186,645
Diversified financial services (4.8%)

Bank of America Corp.	51,167	623,214

Citigroup, Inc.	17,156	758,981

CME Group, Inc.	3,900	239,421

JPMorgan Chase & Co.	19,961	947,349

Moody's Corp.	391	20,848

Nasdaq OMX Group, Inc. (The)	3,645	117,734

		2,707,547
Diversified telecommunication services (2.2%)

AT&T, Inc.	16,000	587,040

CenturyLink, Inc.	800	28,104

Verizon Communications, Inc.(S)	12,964	637,181

		1,252,325
Electric utilities (1.8%)

American Electric Power Co., Inc.	3,902	189,754

Duke Energy Corp.	2,795	202,889

Edison International	2,674	134,556

FirstEnergy Corp.	4,200	177,240

NextEra Energy, Inc.	2,200	170,896

PPL Corp.	2,000	62,620

Southern Co. (The)	1,300	60,996

		998,951
Electrical equipment (0.2%)

Eaton Corp PLC	1,784	109,270

		109,270
Energy equipment and services (3.0%)

Cameron International Corp.(NON)	1,720	112,144

FMC Technologies, Inc.(NON)	3,200	174,048

Halliburton Co.	9,000	363,690

McDermott International, Inc.(NON)	7,100	78,029

Nabors Industries, Ltd.	8,700	141,114

Oceaneering International, Inc.	500	33,205

Oil States International, Inc.(NON)	300	24,471

Petrofac, Ltd. (United Kingdom)	9,582	208,636

Schlumberger, Ltd.	6,730	504,010

SPT Energy Group, Inc. (China)	68,000	32,020

		1,671,367
Food and staples retail (1.7%)

Costco Wholesale Corp.	1,170	124,149

CVS Caremark Corp.	2,386	131,206

Kroger Co. (The)	4,700	155,758

Wal-Mart Stores, Inc.	5,219	390,538

Walgreen Co.	1,405	66,990

Whole Foods Market, Inc.	800	69,400

		938,041
Food products (1.8%)

Dean Foods Co.(NON)	52	943

General Mills, Inc.	1,200	59,172

Hershey Co. (The)(S)	932	81,578

Hillshire Brands Co.	2,295	80,669

Hormel Foods Corp.	592	24,461

JM Smucker Co. (The)	489	48,489

Kellogg Co.	1,500	96,645

Kraft Foods Group, Inc.	2,966	152,838

Mead Johnson Nutrition Co.	1,593	123,378

Mondelez International, Inc. Class A	8,500	260,185

Pinnacle Foods, Inc.(NON)	1,880	41,755

Tyson Foods, Inc. Class A	1,200	29,784

		999,897
Health-care equipment and supplies (2.0%)

Abbott Laboratories	3,855	136,159

Baxter International, Inc.(S)	3,250	236,080

Boston Scientific Corp.(NON)	6,125	47,836

CareFusion Corp.(NON)	2,145	75,054

Covidien PLC	3,059	207,523

Intuitive Surgical, Inc.(NON)	185	90,870

Medtronic, Inc.	1,913	89,834

St. Jude Medical, Inc.(S)	2,827	114,324

Tornier NV (Netherlands)(NON)	1,400	26,390

Zimmer Holdings, Inc.(S)	1,500	112,830

		1,136,900
Health-care providers and services (2.4%)

Aetna, Inc.(S)	2,320	118,598

Catamaran Corp.(NON)	3,560	188,787

Emeritus Corp.(NON)	6,800	188,972

Express Scripts Holding Co.(NON)	2,536	146,200

HealthSouth Corp.(NON)	1,600	42,192

Humana, Inc.(S)	1,200	82,932

Laboratory Corp. of America Holdings(NON)	900	81,180

McKesson Corp.	1,100	118,756

Quest Diagnostics, Inc.	1,400	79,030

UnitedHealth Group, Inc.	5,600	320,376

		1,367,023
Hotels, restaurants, and leisure (1.9%)

Las Vegas Sands Corp.	1,400	78,890

McDonald's Corp.	4,527	451,297

Norwegian Cruise Line Holdings, Ltd.(NON)	1,955	57,966

Penn National Gaming, Inc.(NON)(S)	2,163	117,732

Starbucks Corp.	3,000	170,880

Wyndham Worldwide Corp.	3,315	213,751

		1,090,516
Household durables (0.4%)

M.D.C. Holdings, Inc.	1,824	66,850

M/I Homes, Inc.(NON)(S)	2,413	58,998

PulteGroup, Inc.(NON)	3,929	79,523

		205,371
Household products (1.2%)

Colgate-Palmolive Co.	954	112,601

Procter & Gamble Co. (The)	7,157	551,518

		664,119
Independent power producers and energy traders (0.5%)

Calpine Corp.(NON)	6,330	130,398

NRG Energy, Inc.	4,900	129,801

		260,199
Insurance (3.0%)

Allstate Corp. (The)	3,500	171,745

American International Group, Inc.(NON)	7,400	287,268

Berkshire Hathaway, Inc. Class B(NON)	3,525	367,305

Chubb Corp. (The)	1,035	90,594

Hartford Financial Services Group, Inc. (The)(S)	4,200	108,360

Lincoln National Corp.	2,600	84,786

Marsh & McLennan Cos., Inc.	4,600	174,662

MetLife, Inc.	7,600	288,952

Travelers Cos., Inc. (The)	1,500	126,285

		1,699,957
Internet and catalog retail (1.4%)

Amazon.com, Inc.(NON)	1,793	477,817

HomeAway, Inc.(NON)	2,594	84,305

Priceline.com, Inc.(NON)	320	220,138

		782,260
Internet software and services (2.8%)

eBay, Inc.(NON)	6,752	366,093

Facebook, Inc. Class A(NON)	4,500	115,110

Google, Inc. Class A(NON)	1,171	929,809

Yahoo!, Inc.(NON)	5,800	136,474

		1,547,486
IT Services (2.9%)

Alliance Data Systems Corp.(NON)	100	16,189

Cognizant Technology Solutions Corp.(NON)	2,100	160,881

Computer Sciences Corp.(S)	3,652	179,788

Fidelity National Information Services, Inc.	5,000	198,100

IBM Corp.	2,303	491,230

Visa, Inc. Class A	3,483	591,553

		1,637,741
Leisure equipment and products (0.4%)

Hasbro, Inc.(S)	4,494	197,466

		197,466
Life sciences tools and services (0.5%)

Agilent Technologies, Inc.	2,175	91,285

Thermo Fisher Scientific, Inc.	2,364	180,822

		272,107
Machinery (0.5%)

Joy Global, Inc.(S)	1,644	97,851

Pall Corp.	349	23,861

Parker Hannifin Corp.	500	45,790

Stanley Black & Decker, Inc.	1,496	121,131

Xylem, Inc.	596	16,426

		305,059
Media (4.1%)

CBS Corp. Class B	4,500	210,105

Comcast Corp. Class A	12,762	536,132

DIRECTV(NON)	500	28,305

DISH Network Corp. Class A	9,400	356,260

Liberty Global, Inc.(NON)	1,900	130,397

News Corp. Class A	7,943	242,420

Time Warner, Inc.	5,706	328,780

Viacom, Inc. Class B	3,200	197,024

Walt Disney Co. (The)	4,862	276,162

		2,305,585
Metals and mining (0.6%)

Barrick Gold Corp. (Canada)	1,100	32,340

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	4,769	157,854

Kinross Gold Corp. (Canada)	3,100	24,583

Newmont Mining Corp.	400	16,756

Nucor Corp.(S)	1,700	78,455

Pretium Resources, Inc. (Canada)(NON)	900	7,141

Walter Energy, Inc.	700	19,950

Xstrata PLC (United Kingdom)	903	14,654

		351,733
Multi-utilities (0.9%)

Ameren Corp.	3,100	108,562

CMS Energy Corp.	3,100	86,614

Dominion Resources, Inc.	2,000	116,360

PG&E Corp.(S)	1,719	76,547

Sempra Energy	1,300	103,922

		492,005
Multiline retail (1.3%)

Dollar General Corp.(NON)	3,737	189,017

Macy's, Inc.	5,405	226,145

Nordstrom, Inc.	2,029	112,062

Target Corp.	3,131	214,317

		741,541
Oil, gas, and consumable fuels (7.8%)

Anadarko Petroleum Corp.	4,368	381,982

Cabot Oil & Gas Corp.	1,900	128,459

Chevron Corp.	6,100	724,802

CONSOL Energy, Inc.	1,200	40,380

Exxon Mobil Corp.	13,397	1,207,204

Marathon Oil Corp.	10,579	356,724

Noble Energy, Inc.	2,221	256,881

Occidental Petroleum Corp.	1,263	98,981

PBF Energy, Inc.(S)	1,200	44,604

QEP Resources, Inc.	6,100	194,224

Royal Dutch Shell PLC ADR (United Kingdom)	5,559	362,224

Southwestern Energy Co.(NON)	6,315	235,297

Suncor Energy, Inc. (Canada)	10,900	327,109

Western Refining, Inc.	700	24,787

		4,383,658
Paper and forest products (0.3%)

International Paper Co.	4,131	192,422

		192,422
Personal products (0.1%)

Herbalife, Ltd.(S)	2,000	74,900

		74,900
Pharmaceuticals (6.1%)

AbbVie, Inc.	10,655	434,511

Actavis, Inc.(NON)	2,400	221,064

Auxilium Pharmaceuticals, Inc.(NON)	8,274	142,975

Bristol-Myers Squibb Co.	2,700	111,213

Eli Lilly & Co.	7,500	425,925

Johnson & Johnson	11,036	899,765

Merck & Co., Inc.	9,595	424,387

Pfizer, Inc.	26,185	755,699

Zoetis Inc.(NON)	638	21,309

		3,436,848
Professional services (0.2%)

Verisk Analytics, Inc. Class A(NON)	1,373	84,618

		84,618
Real estate investment trusts (REITs) (2.4%)

American Tower Corp. Class A	4,723	363,293

AvalonBay Communities, Inc.	500	63,335

Boston Properties, LP	600	60,636

Equity Residential Trust	1,500	82,590

Health Care REIT, Inc.	1,700	115,447

Host Hotels & Resorts, Inc.(S)	2,900	50,721

Kimco Realty Corp.(S)	1,600	35,840

Plum Creek Timber Co., Inc.	700	36,540

Prologis, Inc.	1,893	75,682

Public Storage	600	91,392

Simon Property Group, Inc.	1,192	189,004

Ventas, Inc.	1,800	131,760

Vornado Realty Trust	700	58,548

		1,354,788
Real estate management and development (0.1%)

CBRE Group, Inc. Class A(NON)	1,200	30,300

		30,300
Semiconductors and semiconductor equipment (2.1%)

Altera Corp.	2,800	99,316

ASML Holding NV ADR (Netherlands)	1,400	95,214

First Solar, Inc.(NON)	677	18,252

Intel Corp.	13,800	301,530

Lam Research Corp.(NON)	4,600	190,716

Micron Technology, Inc.(NON)	9,000	89,820

Texas Instruments, Inc.(S)	5,319	188,718

Xilinx, Inc.(S)	4,700	179,399

		1,162,965
Software (2.5%)

BMC Software, Inc.(NON)	800	37,064

Microsoft Corp.	13,289	380,198

MicroStrategy, Inc. Class A(NON)	1,400	141,512

Oracle Corp.	4,399	142,264

Red Hat, Inc.(NON)	2,800	141,568

Salesforce.com, Inc.(NON)(S)	484	86,554

SAP AG (Germany)	3,297	264,141

Symantec Corp.(NON)	4,900	120,932

VMware, Inc. Class A(NON)	1,334	105,226

		1,419,459
Specialty retail (1.7%)

AutoZone, Inc.(NON)(S)	369	146,408

Bed Bath & Beyond, Inc.(NON)(S)	4,970	320,167

Best Buy Co., Inc.(S)	1,472	32,605

CarMax, Inc.(NON)	1,000	41,700

Lowe's Cos., Inc.	3,299	125,098

Staples, Inc.	3,000	40,290

TJX Cos., Inc. (The)	5,808	271,524

		977,792
Textiles, apparel, and luxury goods (0.4%)

Michael Kors Holdings, Ltd. (Hong Kong)(NON)	1,900	107,901

NIKE, Inc. Class B	1,658	97,839

		205,740
Tobacco (3.2%)

Altria Group, Inc.	15,401	529,640

Lorillard, Inc.(S)	829	33,450

Philip Morris International, Inc.	13,259	1,229,238

		1,792,328
Trading companies and distributors (0.2%)

Rexel SA (France)	4,290	93,623

		93,623
Water utilities (0.1%)

American Water Works Co., Inc.	900	37,296

		37,296

Total common stocks (cost $45,711,689)		$54,656,540

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
	Shares	Value

United Technologies Corp. $3.75 cv. pfd.	1,618	$96,837

Total convertible preferred stocks (cost $80,900)		$96,837

SHORT-TERM INVESTMENTS (10.7%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.19%(d)	4,279,839	$4,279,839

Putnam Short Term Investment Fund 0.08%(AFF)	1,634,005	1,634,005

U.S. Treasury Bills with an effective yield of 0.17%, May 30, 2013(SEG)	$1,000	1,000

U.S. Treasury Bills with an effective yield of 0.14%, December 12, 2013(SEG)	44,000	43,956

U.S. Treasury Bills with effective yields ranging from 0.16% to 0.17%, April 4, 2013(SEG)	33,000	33,000

Total short-term investments (cost $5,991,800)		$5,991,800

TOTAL INVESTMENTS

Total investments (cost $51,784,389)(b)		$60,745,177

FORWARD CURRENCY CONTRACTS at 3/31/13 (aggregate face value $515,380) (Unaudited)

		Contract	Delivery		Aggregate	Unrealized
Counterparty	Currency	type	date	Value	face value	appreciation

Credit Suisse International
	Euro	Sell	6/19/13	$508,279	$515,380	$7,101

Total						$7,101

FUTURES CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

S&P 500 Index (Long)	4	$1,562,700	Jun-13	$25,023

Total				$25,023

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through March 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $55,999,470.
(b)	The aggregate identified cost on a tax basis is $52,469,145, resulting in gross unrealized appreciation and depreciation of $8,941,977 and $665,945, respectively, or net unrealized appreciation of $8,276,032.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$1,589,791	$309,442	$1,899,233	$152	$—
	Putnam Short Term Investment Fund *	—	2,315,460	681,455	88	1,634,005
	Totals	$1,589,791	$2,624,902	$2,580,688	$240	$1,634,005
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $4,200,713.
The fund received cash collateral of $4,279,839, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$7,300,367	$—	$—
Consumer staples	5,420,880	—	—
Energy	6,023,005	32,020	—
Financials	8,842,622	—	—
Health care	7,150,695	—	—
Industrials	5,062,816	—	—
Information technology	9,750,048	—	—
Materials	2,033,311	—	—
Telecommunication services	1,252,325	—	—
Utilities	1,788,451	—	—
Total common stocks	54,624,520	32,020	—
Convertible preferred stocks	96,837	—	—
Short-term investments	1,634,005	4,357,795	—

Totals by level	$56,355,362	$4,389,815	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$7,101	$—
Futures contracts	25,023	—	—

Totals by level	$25,023	$7,101	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$7,101	$—
Equity contracts	25,023	—

Total	$32,124	$—

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Futures contracts (number of contracts)	4
Forward currency contracts (contract amount)	$510,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 24, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 24, 2013